Portfolio of investments—January 31, 2021 (unaudited)

	Shares	Value
Common stocks: 96.52%
Australia: 2.04%
Qantas Airways Limited (Industrials, Airlines)†	1,428,302	$ 4,887,053
Brazil: 2.13%
Banco do Brasil SA (Financials, Banks)	824,400	5,101,836
Canada: 3.53%
Home Capital Group Incorporated (Financials, Thrifts & mortgage finance)†	132,700	3,131,876
Lundin Mining Corporation (Materials, Metals & mining)	596,793	5,320,383
		8,452,259
China: 9.23%
Alibaba Group Holding Limited ADR (Consumer discretionary, Internet & direct marketing retail)†	71,616	2,272,701
HollySys Automation Technologies Limited (Information technology, Electronic equipment, instruments & components)	122,810	1,709,515
LONGi Green Energy Technology Company Limited Class A (Information technology, Semiconductors & semiconductor equipment)	115,001	1,903,189
Midea Group Company Limited Class A (Consumer discretionary, Household durables)	268,151	3,985,156
Oppein Home Group Incorporated Class A (Consumer discretionary, Household durables)	147,431	3,405,190
Shanghai Pharmaceuticals Holding Company Limited Class H (Health care, Health care providers & services)	2,180,200	3,768,461
Topsports International Holdings Limited (Consumer discretionary, Specialty retail)144A	3,123,000	5,060,704
		22,104,916
Denmark: 2.61%
Danske Bank AS (Financials, Banks)†	366,783	6,244,069
France: 5.16%
Compagnie de Saint-Gobain SA (Industrials, Building products)†	128,161	6,371,035
Sanofi SA (Health care, Pharmaceuticals)	63,606	5,982,033
		12,353,068
Germany: 5.87%
Muenchener Rueckversicherungs Gesellschaft AG (Financials, Insurance)	16,342	4,333,211
Rheinmetall AG (Industrials, Industrial conglomerates)	64,581	6,819,192
Siemens AG (Industrials, Industrial conglomerates)	16,612	2,573,866
Siemens Energy AG (Industrials, Electrical equipment)†	8,648	320,930
		14,047,199
Hong Kong: 4.18%
Samsonite International SA (Consumer discretionary, Textiles, apparel & luxury goods)144A†	3,324,300	4,780,070
Xinyi Glass Holdings Limited (Consumer discretionary, Auto components)	2,156,000	5,215,310
		9,995,380
India: 2.56%
Tech Mahindra Limited (Information technology, IT services)	466,465	6,124,145
Ireland: 1.08%
Greencore Group plc (Consumer staples, Food products)†	1,629,116	2,588,025
See accompanying notes to portfolio of investments

Wells Fargo International Equity Fund  |  1

Portfolio of investments—January 31, 2021 (unaudited)

	Shares	Value
Israel: 1.42%
Check Point Software Technologies Limited (Information technology, Software)†	26,574	$ 3,394,563
Italy: 1.20%
Prysmian SpA (Industrials, Electrical equipment)	89,111	2,870,627
Japan: 11.92%
Alps Electric Company Limited (Information technology, Electronic equipment, instruments & components)	323,000	4,316,452
Daiwa Securities Group Incorporated (Financials, Capital markets)	1,134,300	5,398,633
Hitachi Limited (Information technology, Electronic equipment, instruments & components)	176,600	7,275,086
Mitsubishi UFJ Financial Group Incorporated (Financials, Banks)	1,497,300	6,761,474
Takeda Pharmaceutical Company Limited (Health care, Pharmaceuticals)	135,800	4,776,032
		28,527,677
Luxembourg: 1.73%
ArcelorMittal (Materials, Metals & mining)†	188,824	4,135,118
Mexico: 0.41%
Fresnillo plc (Materials, Metals & mining)	72,359	975,016
Netherlands: 6.40%
Koninklijke Philips NV (Health care, Health care equipment & supplies)†	90,400	4,927,625
NN Group NV (Financials, Insurance)	160,867	6,700,354
OCI NV (Materials, Chemicals)†	177,992	3,692,875
		15,320,854
Norway: 2.94%
Den Norske Bank ASA (Financials, Banks)†	361,433	7,036,544
Russia: 2.83%
Mobile TeleSystems PJSC ADR (Communication services, Wireless telecommunication services)	751,777	6,765,993
South Korea: 8.72%
Coway Company Limited (Consumer discretionary, Household durables)†	86,637	5,380,550
Hana Financial Group Incorporated (Financials, Banks)	209,777	6,115,925
Samsung Electronics Company Limited GDR (Information technology, Technology hardware, storage & peripherals)144A	3,580	6,575,560
SK Telecom Company Limited (Communication services, Wireless telecommunication services)	12,887	2,810,510
		20,882,545
Switzerland: 2.96%
LafargeHolcim Limited (Materials, Construction materials)	130,869	7,076,832
Thailand: 0.95%
Siam Commercial Bank plc (Financials, Banks)	723,100	2,277,052
United Kingdom: 11.99%
ConvaTec Group plc (Health care, Health care equipment & supplies)144A	1,325,074	3,634,732
John Wood Group plc (Energy, Energy equipment & services)†	462,212	1,846,422
Kingfisher plc (Consumer discretionary, Specialty retail)†	723,653	2,747,129
Man Group plc (Financials, Capital markets)	2,919,874	5,828,994
Nomad Foods Limited (Consumer staples, Food products)†	256,432	6,436,443
See accompanying notes to portfolio of investments

2  |  Wells Fargo International Equity Fund

Portfolio of investments—January 31, 2021 (unaudited)

	Shares	Value
United Kingdom: (continued)
Sensata Technologies Holding plc (Industrials, Electrical equipment)†	54,744	$ 2,983,548
Smiths Group plc (Industrials, Industrial conglomerates)	270,411	5,222,731
		28,699,999
United States: 4.66%
Advance Auto Parts Incorporated (Consumer discretionary, Specialty retail)	17,299	2,579,973
Berry Global Group Incorporated (Materials, Containers & packaging)†	76,411	3,772,411
Gentex Corporation (Consumer discretionary, Auto components)	145,256	4,800,711
		11,153,095
Total Common stocks (Cost $185,501,622)		231,013,865

		Yield
Short-term investments: 3.30%
Investment companies: 3.30%
Wells Fargo Government Money Market Fund Select Class ♠∞		0.03%	7,904,043	7,904,043
Total Short-term investments (Cost $7,904,043)				7,904,043
Total investments in securities (Cost $193,405,665)	99.82%			238,917,908
Other assets and liabilities, net	0.18			435,961
Total net assets	100.00%			$239,353,869

†	Non-income-earning security
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
ADR	American depositary receipt
GDR	Global depositary receipt
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	% of net assets	Shares, end of period	Income from affiliated securities
Short-term investments
Investment companies
Wells Fargo Government Money Market Fund Select Class	$2,330,238	$42,295,480	$(36,721,675)	$0	$0	$7,904,043	3.30%	7,904,043	$496
See accompanying notes to portfolio of investments

Wells Fargo International Equity Fund  |  3

Portfolio of investments—January 31, 2021 (unaudited)
Forward Foreign Currency Contracts
Currency to be received	Currency to be delivered	Counterparty	Settlement date	Unrealized gains	Unrealized losses
2,605,000 GBP	3,463,531 USD	Barclay Bank plc	2-18-2021	$105,982	$0
3,438,323 USD	2,605,000 GBP	Barclay Bank plc	2-18-2021	0	(131,190)
				$105,982	$(131,190)
See accompanying notes to portfolio of investments

4  |  Wells Fargo International Equity Fund

Notes to portfolio of investments—January 31, 2021 (unaudited)

Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On January 31, 2021, such fair value pricing was used in pricing certain foreign securities.
Forward foreign currency contracts are recorded at the forward rate provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee.
Investments in registered open-end investment companies are valued at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Forward foreign currency contracts
A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contracts. The Fund is subject to foreign currency risk and may be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The

Wells Fargo International Equity Fund  |  5

Notes to portfolio of investments—January 31, 2021 (unaudited)

Fund's maximum risk of loss from counterparty credit risk is the unrealized gains on the contracts. This risk may be mitigated if there is a master netting arrangement between the Fund and the counterparty.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of January 31, 2021:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$6,765,993	$2,810,510	$0	$9,576,503
Consumer discretionary	7,380,684	32,846,810	0	40,227,494
Consumer staples	6,436,443	2,588,025	0	9,024,468
Energy	0	1,846,422	0	1,846,422
Financials	10,510,764	48,419,204	0	58,929,968
Health care	3,634,732	19,454,151	0	23,088,883
Industrials	3,304,478	28,744,504	0	32,048,982
Information technology	5,104,078	26,194,432	0	31,298,510
Materials	9,092,794	15,879,841	0	24,972,635
Short-term investments
Investment companies	7,904,043	0	0	7,904,043
	60,134,009	178,783,899	0	238,917,908
Forward foreign currency contract	0	105,982	0	105,982
Total assets	$60,134,009	$178,889,881	$0	$239,023,890
Liabilities
Forward foreign currency contract	$0	$131,190	$0	$131,190
Total liabilities	$0	$131,190	$0	$131,190
Forward foreign currency contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the three months ended January 31, 2021, the Fund did not have any transfers into/out of Level 3.

6  |  Wells Fargo International Equity Fund